PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:
	September 30,
	2015	2016
	RMB	RMB

Plant and building	252,664	253,739
Machinery and equipment	163,013	170,485
Furniture and office equipment	12,955	12,914
Motor vehicles	9,963	9,285

Total	438,595	446,423
Accumulated depreciation	(118,064)	(138,640)
Construction in progress	4,374	5,966

Plant and equipment, net	324,905	313,749

Included in plant and building with net values of RMB197,627 and RMB192,928 have been pledged for bank loans as of September 30, 2015 and 2016.

The depreciation expenses for the years ended September 30, 2014, 2015 and 2016 were RMB21,832, RMB21,901, and RMB22,531, respectively.

Construction in progress mainly refers to the new office buildings, production lines and other production facilities under construction.